Morgan Grenfell Investment Trust
                       Supplement dated March 16, 1998 to
               Prospectus and Statement of Additional Information
                 dated February 25, 1998 (revised March 6, 1998)



Management of the Funds
-----------------------

The following paragraph is hereby inserted in the section entitled "Management of the Fund" within the Prospectus:

      Mr. Curtiss O. Barrows is a senior vice president with the Advisor and serves as the portfolio manager of the Morgan Grenfell High Yield Bond Fund. Mr. Barrows has been in the investment advisory business since 1981.


Trustees and Officers
---------------------

The following paragraph is hereby deleted from the section entitled "Trustees and Officers" within the Statement of Additional Information:

      Martin Hall                    Vice President     Portfolio Manager, Fixed
      150  S. Independence Sq. W.                       Income Team
      Philadelphia, PA 19106                            MGIS (since 1988)
      (age 39)